SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Useful Lives

product development is complete. The cost of the assets is depreciated using the straight-line method based on the following estimated useful lives:

Land improvements	10–40 years
Buildings	5–40 years
Rides and equipment	3–15 years
Animals	1–40 years